Credit Facility - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 13, 2018	Aug. 03, 2015	Jul. 28, 2019	Apr. 27, 2019	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017	Sep. 30, 2016
Line of Credit Facility [Line Items]
Allowable annual dividend payment under credit facility				$ 70,000,000	$ 70,000,000
Debt instrument, interest rate				4.17%	4.17%	3.92%	3.73%
Line of credit facility, amount outstanding				$ 203,800,000	$ 203,800,000	$ 158,700,000	$ 64,900,000
Letters of credit, outstanding amount				31,663,000	31,663,000	34,213,000
Credit facility, fees expensed on unused portion					$ 1,896,000	$ 2,235,000	$ 2,235,000
Amended Credit Agreement
Line of Credit Facility [Line Items]
Write off of deferred financing fees			$ 275,000
Unamortized deferred financing fees			$ 3,780,000
Amortization period for deferred financing fees			5 years
Credit Facility | Maximum
Line of Credit Facility [Line Items]
Option to increase in commitments under credit agreement		$ 250,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility maturity term, in years		5 years
Credit facility, borrowing capacity	$ 750,000,000	$ 700,000,000
Credit facility , maturity date	Jul. 13, 2023
Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate		0.75%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate		1.75%
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate		0.25%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate		1.25%
FILO Credit Facility, Revolving Credit Facility, the Credit Facility
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity								$ 50,000,000
Debt instrument, interest rate description					Interest under the Revolving Credit Facility accrues, at the election of the Company, at a LIBOR or alternate base rate, plus, in each case, an applicable interest rate margin between LIBOR plus 1.750% per annum and LIBOR plus 1.250% per annum or between the alternate base rate plus 0.750% per annum and the alternate base rate plus 0.250% per annum based upon the average daily availability under the Revolving Credit Facility for the immediately preceding fiscal quarter.
Debt instrument, interest rate		1.00%
Unamortized deferred financing fees				$ 4,425,000	$ 4,425,000
Amortization period for deferred financing fees				5 years